Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Remaining 2016	$5,948

Year ending September 30, 2017	23,793

Year ending September 30, 2018	17,845

Total	$47,586